Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Disclosure of Shareholder's Equity [Abstract]
Shareholders' Equity
12.	SHAREHOLDERS’ EQUITY

i.	Authorized share capital
Unlimited common shares, without par value.

ii.	Share capital
The number of common shares issued and fully paid as at December 31, 2021 is 210,697,474
 (2020 – 210,490,807).
No dividends were declared and paid in the year
s
ended December 31, 2021 and 2020.

iii.	Stock options, RSUs, DSUs and share-based payments reserve
The Company has a long-term equity incentive plan (the “Plan”) which, among other things, allows for the maximum number of shares that may be reserved for issuance under the Plan to be 10% of the Company’s issued and outstanding shares at the time of the grant. The Board of Directors has the authority and discretion to grant stock options, restricted share units (“RSU”) and deferred share units (“DSU”) awards within the limits identified in the Plan, which includes provisions limiting the issuance of options to directors and employees of the Company to maximums identified in the Plan.
As at December 31, 2021, the aggregate maximum number of shares pursuant to options granted under the Plan will not exceed 21,069,747 shares. All stock options are settled by the issuance of common shares.
The following table summarizes information about the stock options outstanding and exercisable:

	Year ended December 31, 2021		Year ended December 31, 2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Balance at beginning of the year	2,455,002	$2.89	3,518,335	$3.26

Granted during the year	3,085,000	0.63	-	-

Expired during the year	(200,000)	6.66	(980,000)	4.29

Forfeited during the year	(660,001)	2.08	(83,333)	2.17

Balance at end of the year	4,680,001	$1.36	2,455,002	$2.89

Options exercisable at the end of the year	1,531,667	$2.72	1,711,669	$3.51
The fair value of the stock options granted have been estimated on the date of grant using the Black-Scholes option pricing model. The assumptions are presented below for options granted during the year ended December 31, 2021. Expected volatility is calculated by reference to the weekly closing share price for a period that reflects the expected life of the options. A total of 3,085,000 stock options were issued during the year ended December 31, 2021 of which 1,085,000 stock options were issued on February 3, 2021 vesting 1/3 on February 3, 2022, 1/3 on February 3, 2023 and 1/3 on February 3, 2024 and 2,000,000 stock options were issued on November 15, 2021 vesting 1/3 on November 15, 2022, 1/3 on November 15, 2023 and 1/3 on November 15, 2024.

December 31, 2021

Exercise price	$0.62 - $0.65

Expected volatility	59.38% - 64.20%

Expected option life	5 years

Contractual option life	5 years

Expected forfeiture	none

Expected dividend yield	0%

Risk-free interest rate	0.46% - 1.48%

Weighted average fair value per share granted	$0.32
The following tables reflect the number of stock options outstanding, the weighted average of stock options outstanding, and the exercise price of stock options outstanding at December 31, 2021.

At December 31, 2021
Expiry Date	Black-Scholes Value	Number of Options	Number of Exercisable Options	Exercise Price

February 5, 2022	171	100,000	100,000	5.86

December 21, 2022	644	605,000	605,000	3.48

June 30, 2023	203	200,000	200,000	3.30

December 27, 2024	372	930,000	626,667	1.30

February 2, 2026	268	845,001	-	0.65

November 15, 2026	675	2,000,000	-	0.62

	$2,333	4,680,001	1,531,667	$1.36
Subsequent to the year ended December 31, 2021, 3,101,042 stock options were granted, with an exercise price of $0.714. The 2,439,668 stock options will vest 1/3 on January 17, 2023, 1/3 on January 17, 2024 and 1/3 on January 17, 2025, the 661,376 stock options will vest 1/3 on February 21, 2023, 1/3 February 21, 2024 and 1/3 February 21, 2025.
The weighted average remaining contractual life of the options outstanding at December 31, 2021 is 3.60 years (2020—2.72 years).
The restricted and deferred share unit plans are full value phantom shares that mirror the value of the Company’s publicly traded common shares. Grants under the RSU and DSU plan are made on a discretionary basis to directors and employees of the Company subject to the Board of Directors’ approval. Under the RSU and DSU plan, RSUs and DSUs vest according to the terms set out in the award agreement which are determined on the initial grant date on an individual basis at the discretion of the Board of Directors. Vesting under the RSU and DSU plan is subject to special rules for death, disability and change in control. The awards can be settled through issuance of common shares or paid in cash, at the discretion of the Board of Directors. These awards are accounted for as equity settled RSUs.
The fair value of each RSU issued is determined at the closing share price on the grant date.

The following table shows the RSU awards which have been granted and settled during the year:

	December 31, 2021		December 31, 2020
RSU	Number of units	Weighted average value grant date fair value	Number of units	Weighted average value grant date fair value

Balance at beginning of year	863,333	$1.13	1,065,000	$1.31

Awards and payouts during the period (net):

RSUs awarded	1,000,000	0.64	-	-

RSUs settled and common shares issued	(206,667)	1.06	(98,334)	2.79

RSUs forfeited	(229,999)	0.65	(103,333)	1.36

Balance at end of the year*	1,426,667	$0.87	863,333	$1.13
*As at December 31, 2021, 420,002 RSUs (2020 - 287,778 RSUs) have vested and have not yet been settled.
Subsequent to the year ended December 31, 2021, 1,142,493 RSUs were granted with a fair value of $0.714 per unit.
No DSU awards have been granted to date, therefore as at December 31, 2021 there are no DSUs outstanding.
The share-based payments recognized as an expense for the years ended December 31, 2021 and 2020 are as follows:

	Year ended	Year ended

	December 31, 2021	December 31, 2020
Expense recognized in the year for share-based payments	$868	$983
The share-based payment expense for the years ended December 31, 2021 and 2020 is included in selling, general and administrative expenses.

iv.	Earnings (loss) per share
The following table sets forth the computation of basic and diluted earnings (loss) per share:

	Year ended December 31, 2021	Year ended December 31, 2020
Numerator

Net income (loss) for the year	$276,167	$(263,429)

Effect of dilutive securities	534	-
	$276,701	$(263,429)

Denominator

For basic - weighted average number of shares outstanding	210,526,871	210,406,658

Effect of dilutive securities	1,426,667	-

For diluted - adjusted weighted average number of shares outstanding	211,953,538	210,406,658

Earnings (loss) Per Share

Basic	$1.31	$(1.25)
Diluted	$1.31	$(1.25)
For the year ended December 31, 2021, 4,680,001 stock options were not included in the calculation of diluted earnings per share since to include them would be anti-dilutive (2020 - 2,455,002 stock options and 863,333 RSUs).